                                                                   [LOGO]
                                                 EquiTrust Series Fund, Inc.

                                             SEMI-ANNUAL REPORT
                                             JANUARY 31, 2002

                                             INVESTMENT MANAGER AND
                                             PRINCIPAL UNDERWRITER

                                             EQUITRUST INVESTMENT
                                             MANAGEMENT SERVICES, INC.

                                             5400 UNIVERSITY AVENUE
                                             WEST DES MOINES, IA 50266

                                               1-877-860-2904
                                                     225-5586 (DES MOINES)
                                                   www.equitrust.com

                                               This report is not to be
                                               distributed unless preceded or
                                               accompanied by a prospectus.

                                                  Shareholder Account Access
                                                         now available
                                                     at www.equitrust.com.

737-027(02)

PRESIDENT'S LETTER

Dear Shareholder:

    In early 2001, analysts began talking of the increasing likelihood that the economic slowdown was turning into a full-blown recession. Federal Reserve Bank Chairman Alan Greenspan seemed to agree, first opening the New Year with a surprise cut to the Federal Funds rate and then continuing to cut rates throughout the year. In all, the Federal Reserve cut the benchmark Federal Funds rate 11 times, to a forty-year low of 1.75%. The economy has been slow to respond to this aggressive stimulus since the origins of this slowdown were different from typical recessions. Unsustainably high levels of capital spending, most notably but not limited to technology and telecommunications, led to excess capacity and decreasing profit margins. In the typical post-war recession, an overheating, capacity constrained economy is slowed by Federal Reserve rate hikes in the interest of tempering any rise in inflation. Since rate hikes weren't the sole cause of this recession, rate cuts may not produce the typical economic recovery pattern.

    Even though the recession did not officially begin until the end of the first quarter of 2001, corporate profits have not increased since the third quarter of 2000, and actually fell at a 6.8% annual rate in the third quarter of 2001. Companies released record earnings warnings and revisions in 2001, and few have anticipated returning to profit growth until possibly this year's first quarter.

    Unemployment rose sharply through December of 2001 as companies cut thousands of jobs to adjust for the earnings shortfalls and lower demand for their products. Labor Department statistics show that the U.S. economy has lost at least 1.37 million jobs since the beginning of the recession. As a result, unemployment has climbed to a six-year high of 5.8% and is expected to peak slightly higher sometime in the first quarter.

    Inflation has remained tame in spite of the Federal Reserve's aggressive rate cuts. For 2001, the Consumer Price Index (CPI) rose 1.6%, which compares to 3.4% in 2000. Core CPI, which excludes food and energy prices in its calculation, climbed 2.7%, just ahead of the 2.6% increase reported for 2000. Even without the impact of declining energy costs, recent inflation statistics are quite low.

    Analysts are divided on the timing and rate at which the U.S. economy will pull out of the current recession. The equity markets have been anticipating recovery for several months now, but corporations have yet to show meaningful profit growth. As drivers of two-thirds of the economy, American consumers have proven to be resilient in the home and automobile markets, but this comes at a cost of record levels of consumer debt. Corporate balance sheets remain impaired from the late 1990s capital spending frenzy. Inventories have fallen across many industries, but demand will need a boost from corporate capital spending as well as the consumer in order for companies to return to the production levels that will drive strong profit growth going forward.

    In addition to the difficulties posed by the current economic environment, the first six months of the Fund's fiscal year 2002 have been marked by significant events and difficult performance in the equity markets. First, the September 11th terrorist attacks shook investor confidence and sent the indices down sharply in the week following the attacks. Trading was closed for four days, and when the markets

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reopened on September 17th, they fell for the next week. From September 10th to
September 21st, the S&P fell 11.6%, the NASDAQ 16.1% and the Dow 14.3%.

    Second, Enron's bankruptcy and the publicity of its questionable accounting has sparked catch phrases such as "Enronitis" and "post-Enron environment." Both reflect the apprehension investors have for the securities of any companies using opaque or difficult to understand accounting practices. This risk-averseness has been aggravated by the recent bankruptcies of retailer K-Mart and telecommunications interest Global Crossings.

    As investors, our hope is that the Enron event proves cathartic and that the rating agencies and the accounting industry force more complete disclosure and analysis of off-balance sheet liabilities. In addition to what appears in the case of Enron to have been fraudulent misrepresentation, corporate balance sheets overall remain highly leveraged on a historical basis. Non-financial corporate debt is at record levels relative to gross domestic product. In a deflationary environment, debt can become even more burdensome. Bankruptcies will continue to occur, but with the benefit of accurate financial reporting and appropriate diversification these risks will hopefully remain manageable.

    Finally, the end of 2001 marked the close of the second consecutive down year for the major equity indices. Such an event has not occurred since the 1970s when, for example, the S&P 500 declined in both 1973 and 1974. Statistically the odds of a third consecutive down year are small, but it has happened before, when the S&P 500 fell in 1939, 1940 and 1941.

    In spite of having fallen for two consecutive years, much of the equity market is still aggressively valued. Price/earnings (P/E) multiples remain high relative to historical averages. For example, the S&P 500's price to estimated 12-month trailing earnings ratio stood at 45.6x at the end of January 2002, in comparison to a 25-year average of 17.2x and 50-year average of 16.2x. In addition, while the index has carried a dividend yield of 3.48% in the last fifty years, its yield as of January 31st was 1.39%. It appears that in spite of the recession and market turmoil, investors' optimism and appetites for risk remain high.

    All three major equity indices were down for the period of July 31, 2001 through January 31, 2002. The S&P 500 declined 6.0% and the NASDAQ Composite fell 4.4%, while the Dow Jones Industrial Average tumbled 4.8%.

    In the fixed income markets, aggressive Federal Reserve easing, weakness in the economy and declining inflation statistics led to outperformance relative to equities. As measured by Lehman Brothers, investment-grade corporate bonds produced a total return of 3.0%, while Treasuries returned 2.8% and high-yield corporate issues returned 0.5%. Mortgage-backed securities produced a total return of 3.4% for the period.

    VALUE GROWTH: For the six-month period ended January 31, 2002, the Portfolio substantially outperformed its benchmark, the S&P 500. The S&P declined 6.0% for the period, while the Value Growth Portfolio dipped just 0.03%.

    The Portfolio remained underweight in the technology, telecommunications and health care sectors, all of which performed poorly for the period. While the Portfolio is overweight in utilities, the worst performing sector for the S&P 500 for the period, our holdings outperformed the index holdings and caused less damage to overall performance.

    We are currently underweight in consumer cyclical stocks, which have done very well in spite of the recession. We remain concerned that the consumer may retrench later rather than earlier during this

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downturn and valuations in this sector suggest greater downside risk than upside potential in our opinion.

    We remain overweight in energy stocks because valuations are more compelling. These issues should do well during an economic recovery, but currently are not priced as though recovery is imminent.

    We have utilized the decline in health care stocks to boost portfolio exposure to the sector. Pharmaceutical stocks have historically traded at a premium P/E multiple relative to the overall market. Currently they trade at a market multiple and in our opinion, offer better earnings growth potential than the market as a whole.

    In general, we are maintaining a more defensive / value-oriented bias since we believe the recent rally in growth and cyclical issues may be limited by valuations and by corporate earnings growth that may be more muted than the current consensus.

    HIGH GRADE BOND: The Treasury curve got steeper over our six-month reporting period with short-term yields declining more than longer term yields. For example, the 2-, 10- and 30-year Treasury issues yielded 3.79%, 5.05% and 5.52%, respectively, as of July 31, 2001, and 3.16%, 5.03% and 5.43% as of
January 31, 2002.

    During this period, investment grade corporate issues outperformed Treasury issues as spread levels narrowed and the market began to anticipate stronger economic results in the near future.

    Given the general low level of interest rates, we currently plan to keep our duration at levels slightly below that of the Lehman Brothers U.S. Aggregate Index.

    HIGH YIELD BOND: During the past six months, the high yield bond market underperformed the investment grade market.

    Spread levels have narrowed from the historically wide levels of late September and finished the end of January at 701 basis points according to the Lehman Brother U.S. High Yield Index. At these spread levels, which are currently below the 2002 default rate of 7.2% that Moody's expects to see, the high yield market does not appear overly cheap relative to investment grade corporate issues. Because of this, we will continue to look for attractive issues in both the non-investment grade and investment grade markets.

    MANAGED: The Managed Portfolio also outperformed its benchmark S&P 500 Index. The Portfolio currently holds about two-thirds of its assets in common stocks similar to those found in the Value Growth Portfolio. The Managed Portfolio has a stronger bias towards value stocks and therefore has very little exposure to the telecommunications and technology sectors, which were weak during the period. Our more value-oriented selections performed better than the market as a whole.

    We have added health care stocks to this portfolio during the past few months as prices have declined in the sector. We have also added Government National Mortgage Association (GNMA) pass-through securities. These mortgage-backed securities are guaranteed by the U.S. government and offered attractive yields between 6% and 7%.

    Because we believe equity returns may be more modest over the next several years compared to the 1980s and 90s, we will likely continue to add fixed income securities to balance out the risks of owning common stocks.

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    MONEY MARKET:  As mentioned previously, the Federal Reserve lowered the
Federal Funds rate 11 times during the calendar year 2001 in order to provide economic stimulus to the ailing U.S. economy. Due to accounting disruptions and asbestos related litigation, credit concerns are spilling over into the commercial paper market as lower tier issuers are quickly shut off from the sector at the hint of any trouble. Spreads between top tier issuers and lower tier issuers have widened as money market investors seek to be compensated for corporate headline risk. Our strategy has been and will continue to be minimizing risk while maintaining liquidity. We limit purchases to the top tier commercial paper sector to maintain a high quality portfolio and minimize headline risk.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio during the period reflected that of the large capitalization market sector which it represents. This portion of the market was characterized by substantial losses in the technology, communications and capital goods sectors that offset positive returns in all other sectors. No significant changes were made to the composition of the portfolio during the period. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Craig A. Lang

                                           CRAIG A. LANG
                                           PRESIDENT

February 27, 2002

    An investment in the Money Market Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

    Past performance is not a guarantee of future results.

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EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2002

(UNAUDITED)

                                                                                HIGH
                                                            VALUE GROWTH     GRADE BOND
                                                             PORTFOLIO       PORTFOLIO
                                                            ------------    ------------
 ASSETS
 Investments in securities, at value (cost --
  $72,702,188; $14,446,998; $12,240,530; $35,196,899;
  $4,345,734; and $43,591,415, respectively)............    $73,415,303     $14,538,208
 Cash...................................................          9,485           8,252
 Receivables:
   Accrued dividends and interest.......................         95,820         175,023
 Prepaid expense and other assets.......................             57             745
                                                            -----------     -----------
 Total Assets...........................................    $73,520,665     $14,722,228
                                                            ===========     ===========
 LIABILITIES AND NET ASSETS
 Liabilities:
   Payable to EquiTrust Investment Management
    Services, Inc.......................................    $    47,491     $     7,427
   Portfolio securities purchased.......................        631,695
   Dividends payable....................................                         51,510
   Accrued expenses.....................................         20,011           4,685
                                                            -----------     -----------
 Total Liabilities......................................        699,197          63,622
 Net assets applicable to outstanding capital stock.....     72,821,468      14,658,606
                                                            -----------     -----------
 Total Liabilities and Net Assets.......................    $73,520,665     $14,722,228
                                                            ===========     ===========
 NET ASSET VALUE PER SHARE
 Class A: Net Assets....................................    $67,472,193     $12,624,254
     Shares issued and outstanding......................      6,606,740       1,221,828
     Net asset value per share..........................    $     10.21     $     10.33
                                                            ===========     ===========
 Class I: Net Assets....................................    $ 5,349,275     $ 2,034,352
     Shares issued and outstanding......................        521,927         196,800
     Net asset value per share..........................    $     10.25     $     10.34
                                                            ===========     ===========

SEE ACCOMPANYING NOTES.

                                                                HIGH
                                                             YIELD BOND       MANAGED       MONEY MARKET     BLUE CHIP
                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            ------------    ------------    ------------    ------------
 ASSETS
 Investments in securities, at value (cost --
  $72,702,188; $14,446,998; $12,240,530; $35,196,899;
  $4,345,734; and $43,591,415, respectively)............    $11,988,340     $38,340,282      $4,345,734     $54,384,198
 Cash...................................................         35,580           5,225           7,434          14,318
 Receivables:
   Accrued dividends and interest.......................        179,481          71,507             548          50,746
 Prepaid expense and other assets.......................             10              28             941              52
                                                            -----------     -----------      ----------     -----------
 Total Assets...........................................    $12,203,411     $38,417,042      $4,354,657     $54,449,314
                                                            ===========     ===========      ==========     ===========
 LIABILITIES AND NET ASSETS
 Liabilities:
   Payable to EquiTrust Investment Management
    Services, Inc.......................................    $     8,990     $    21,078      $    1,882     $    41,402
   Portfolio securities purchased.......................                        337,847
   Dividends payable....................................         59,059                           1,731
   Accrued expenses.....................................          3,714          10,021           3,881          21,788
                                                            -----------     -----------      ----------     -----------
 Total Liabilities......................................         71,763         368,946           7,494          63,190
 Net assets applicable to outstanding capital stock.....     12,131,648      38,048,096       4,347,163      54,386,124
                                                            -----------     -----------      ----------     -----------
 Total Liabilities and Net Assets.......................    $12,203,411     $38,417,042      $4,354,657     $54,449,314
                                                            ===========     ===========      ==========     ===========
 NET ASSET VALUE PER SHARE
 Class A: Net Assets....................................    $10,200,378     $34,490,074      $3,270,358     $48,926,964
     Shares issued and outstanding......................      1,089,022       2,853,282       3,270,358       1,295,101
     Net asset value per share..........................    $      9.37     $     12.09      $     1.00     $     37.78
                                                            ===========     ===========      ==========     ===========
 Class I: Net Assets....................................    $ 1,931,270     $ 3,558,022      $1,076,805     $ 5,459,160
     Shares issued and outstanding......................        206,294         293,286       1,076,805         143,958
     Net asset value per share..........................    $      9.36     $     12.13      $     1.00     $     37.92
                                                            ===========     ===========      ==========     ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2002
(UNAUDITED)

                                                                                HIGH
                                                            VALUE GROWTH     GRADE BOND
                                                             PORTFOLIO       PORTFOLIO
                                                            ------------    ------------
 INVESTMENT INCOME
 Dividends..............................................    $   653,322       $ 30,113
 Interest...............................................        120,937        434,096
 Less foreign tax withholding...........................         (3,694)
                                                            -----------       --------
 Total Investment Income................................        770,565        464,209
 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
   Investment advisory and management fees..............        181,168         28,926
   Transfer and dividend disbursing agent fees..........         86,080         15,833
   Distribution fees....................................        167,893         31,176
   Administrative service fees..........................         83,947         15,588
   Accounting fees......................................         14,816          3,615
 Custodian fees.........................................          8,785          4,673
 Professional fees......................................          5,379          1,029
 Directors' fees and expenses...........................          2,597            505
 Reports to shareholders................................          7,041          1,454
 Registration fees......................................          6,259          5,171
 Miscellaneous..........................................         21,393          4,825
                                                            -----------       --------
 Total Expenses.........................................        585,358        112,795
 Fees paid indirectly...................................         (2,019)          (328)
 Expense reimbursement..................................
                                                            -----------       --------
 Net Expenses...........................................        583,339        112,467
                                                            -----------       --------
 Net Investment Income..................................        187,226        351,742
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Net realized gain (loss) from investment
  transactions..........................................      1,896,957           (781)
 Change in unrealized appreciation/depreciation of
  investments...........................................     (2,071,263)       (18,572)
                                                            -----------       --------
 Net Gain (Loss) on Investments.........................       (174,306)       (19,353)
                                                            -----------       --------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................    $    12,920       $332,389
                                                            ===========       ========

SEE ACCOMPANYING NOTES.

                                                                HIGH
                                                             YIELD BOND       MANAGED       MONEY MARKET     BLUE CHIP
                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            ------------    ------------    ------------    ------------
 INVESTMENT INCOME
 Dividends..............................................     $  39,900      $   561,596                     $   429,854
 Interest...............................................       469,190          163,446       $58,773            38,098
 Less foreign tax withholding...........................                         (2,640)
                                                             ---------      -----------       -------       -----------
 Total Investment Income................................       509,090          722,402        58,773           467,952
 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
   Investment advisory and management fees..............        33,812          116,153         5,732            68,208
   Transfer and dividend disbursing agent fees..........        18,200           51,848         3,313            78,406
   Distribution fees....................................        25,951           87,952         8,795           122,962
   Administrative service fees..........................        12,975           43,976         4,398            61,481
   Accounting fees......................................         3,074            9,680         1,146            13,602
 Custodian fees.........................................         4,397            7,181         4,579             7,525
 Professional fees......................................           886            3,067           338             3,745
 Directors' fees and expenses...........................           433            1,385           161             1,983
 Reports to shareholders................................         1,249            3,865           484             5,153
 Registration fees......................................         5,216            5,780         3,727             6,466
 Miscellaneous..........................................         4,214           10,295         3,077            14,039
                                                             ---------      -----------       -------       -----------
 Total Expenses.........................................       110,407          341,182        35,750           383,570
 Fees paid indirectly...................................          (407)          (1,052)         (332)             (905)
 Expense reimbursement..................................                                         (937)
                                                             ---------      -----------       -------       -----------
 Net Expenses...........................................       110,000          340,130        34,481           382,665
                                                             ---------      -----------       -------       -----------
 Net Investment Income..................................       399,090          382,272        24,292            85,287
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Net realized gain (loss) from investment
  transactions..........................................      (790,445)         186,578                              38
 Change in unrealized appreciation/depreciation of
  investments...........................................       549,324       (1,349,959)                     (4,634,053)
                                                             ---------      -----------       -------       -----------
 Net Gain (Loss) on Investments.........................      (241,121)      (1,163,381)                     (4,634,015)
                                                             ---------      -----------       -------       -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................     $ 157,969      $  (781,109)      $24,292       $(4,548,728)
                                                             =========      ===========       =======       ===========

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       VALUE GROWTH
                                                                         PORTFOLIO
                                                            -----------------------------------
                                                            SIX MONTHS ENDED
                                                            JANUARY 31, 2002       YEAR ENDED
                                                               (UNAUDITED)       JULY 31, 2001
                                                            -----------------    --------------
 OPERATIONS
 Net investment income..................................        $   187,226       $   625,009
 Net realized gain (loss) from investment
  transactions..........................................          1,896,957         4,990,609
 Change in unrealized appreciation/depreciation of
  investments...........................................         (2,071,263)        7,875,052
                                                                -----------       -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................             12,920        13,490,670
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................           (441,791)         (530,560)
   Class I..............................................            (80,515)          (77,639)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
                                                                -----------       -----------
 Total Dividends and Distributions......................           (522,306)         (608,199)
 CAPITAL SHARE TRANSACTIONS.............................           (702,421)       (3,508,449)
                                                                -----------       -----------
 Total Increase (Decrease) in Net Assets................         (1,211,807)        9,374,022
 NET ASSETS
 Beginning of period....................................         74,033,275        64,659,253
                                                                -----------       -----------
 End of period (including accumulated undistributed
  net investment income as set forth below).............        $72,821,468       $74,033,275
                                                                ===========       ===========
 Accumulated Undistributed Net Investment Income........        $    16,646       $   351,726
                                                                ===========       ===========

SEE ACCOMPANYING NOTES.

                                                                           HIGH                          HIGH
                                                                        GRADE BOND                    YIELD BOND
                                                                         PORTFOLIO                     PORTFOLIO
                                                            -----------------------------------    -----------------
                                                            SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                            JANUARY 31, 2002       YEAR ENDED      JANUARY 31, 2002
                                                               (UNAUDITED)       JULY 31, 2001        (UNAUDITED)
                                                            -----------------    --------------    -----------------
 OPERATIONS
 Net investment income..................................        $   351,742        $   793,584         $   399,090
 Net realized gain (loss) from investment
  transactions..........................................               (781)            48,200            (790,445)
 Change in unrealized appreciation/depreciation of
  investments...........................................            (18,572)           862,003             549,324
                                                                -----------        -----------         -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................            332,389          1,703,787             157,969
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................           (296,105)          (683,851)           (329,147)
   Class I..............................................            (55,637)          (109,733)            (69,943)
 Net realized gain from investment transactions:
   Class A..............................................            (22,348)
   Class I..............................................             (3,654)
                                                                -----------        -----------         -----------
 Total Dividends and Distributions......................           (377,744)          (793,584)           (399,090)
 CAPITAL SHARE TRANSACTIONS.............................            738,659             47,129             232,447
                                                                -----------        -----------         -----------
 Total Increase (Decrease) in Net Assets................            693,304            957,332              (8,674)
 NET ASSETS
 Beginning of period....................................         13,965,302         13,007,970          12,140,322
                                                                -----------        -----------         -----------
 End of period (including accumulated undistributed
  net investment income as set forth below).............        $14,658,606        $13,965,302         $12,131,648
                                                                ===========        ===========         ===========
 Accumulated Undistributed Net Investment Income........        $         0        $         0         $         0
                                                                ===========        ===========         ===========

                                                               HIGH
                                                            YIELD BOND
                                                            PORTFOLIO
                                                          --------------

                                                            YEAR ENDED
                                                          JULY 31, 2001
                                                          --------------
 OPERATIONS
 Net investment income..................................    $   784,030
 Net realized gain (loss) from investment
  transactions..........................................         65,716
 Change in unrealized appreciation/depreciation of
  investments...........................................        188,792
                                                            -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................      1,038,538
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................       (660,212)
   Class I..............................................       (123,818)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
                                                            -----------
 Total Dividends and Distributions......................       (784,030)
 CAPITAL SHARE TRANSACTIONS.............................         74,304
                                                            -----------
 Total Increase (Decrease) in Net Assets................        328,812
 NET ASSETS
 Beginning of period....................................     11,811,510
                                                            -----------
 End of period (including accumulated undistributed
  net investment income as set forth below).............    $12,140,322
                                                            ===========
 Accumulated Undistributed Net Investment Income........    $         0
                                                            ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       MANAGED
                                                                      PORTFOLIO
                                                          ---------------------------------
                                                          SIX MONTHS ENDED
                                                          JANUARY 31, 2002     YEAR ENDED
                                                             (UNAUDITED)     JULY 31, 2001
                                                          -----------------  --------------
 OPERATIONS
 Net investment income..................................     $   382,272      $   950,542
 Net realized gain (loss) from investment
  transactions..........................................         186,578        3,123,467
 Change in unrealized appreciation/depreciation of
  investments...........................................      (1,349,959)       4,344,370
                                                             -----------      -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................        (781,109)       8,418,379
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................        (328,456)        (844,204)
   Class I..............................................         (46,907)        (105,291)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
                                                             -----------      -----------
 Total Dividends and Distributions......................        (375,363)        (949,495)
 CAPITAL SHARE TRANSACTIONS.............................        (186,608)          14,066
                                                             -----------      -----------
 Total Increase (Decrease) in Net Assets................      (1,343,080)       7,482,950
 NET ASSETS
 Beginning of period....................................      39,391,176       31,908,226
                                                             -----------      -----------
 End of period (including accumulated undistributed net
  investment income as set forth below).................     $38,048,096      $39,391,176
                                                             ===========      ===========
 Accumulated Undistributed Net Investment Income........     $     7,956      $     1,047
                                                             ===========      ===========

SEE ACCOMPANYING NOTES.

                                                                    MONEY MARKET                         BLUE CHIP
                                                                      PORTFOLIO                          PORTFOLIO
                                                          ---------------------------------  ---------------------------------
                                                          SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                          JANUARY 31, 2002     YEAR ENDED    JANUARY 31, 2002     YEAR ENDED
                                                             (UNAUDITED)     JULY 31, 2001      (UNAUDITED)     JULY 31, 2001
                                                          -----------------  --------------  -----------------  --------------
 OPERATIONS
 Net investment income..................................     $   24,292        $  184,472       $    85,287      $    85,331
 Net realized gain (loss) from investment
  transactions..........................................                                                 38               (4)
 Change in unrealized appreciation/depreciation of
  investments...........................................                                         (4,634,053)      (7,508,581)
                                                             ----------        ----------       -----------      -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................         24,292           184,472        (4,548,728)      (7,423,254)
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................        (15,443)         (145,736)          (56,181)         (11,840)
   Class I..............................................         (8,849)          (38,736)          (60,600)         (56,166)
 Net realized gain from investment transactions:
   Class A..............................................                                                          (1,131,355)
   Class I..............................................                                                            (117,323)
                                                             ----------        ----------       -----------      -----------
 Total Dividends and Distributions......................        (24,292)         (184,472)         (116,781)      (1,316,684)
 CAPITAL SHARE TRANSACTIONS.............................       (250,218)          (60,760)          742,120          446,079
                                                             ----------        ----------       -----------      -----------
 Total Increase (Decrease) in Net Assets................       (250,218)          (60,760)       (3,923,389)      (8,293,859)
 NET ASSETS
 Beginning of period....................................      4,597,381         4,658,141        58,309,513       66,603,372
                                                             ----------        ----------       -----------      -----------
 End of period (including accumulated undistributed net
  investment income as set forth below).................     $4,347,163        $4,597,381       $54,386,124      $58,309,513
                                                             ==========        ==========       ===========      ===========
 Accumulated Undistributed Net Investment Income........     $        0        $        0       $    (1,196)     $    30,298
                                                             ==========        ==========       ===========      ===========

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JANUARY 31, 2002
(UNAUDITED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
 COMMON STOCKS (87.71%)
 ---------------------------
   BUSINESS SERVICES (3.28%)
   Computer Associates International, Inc...............        22,345        $   770,009
   Compuware Corp.......................................        29,950(1)         407,320
   Microsoft Corp.......................................        12,400(1)         790,004
   Symantec Corp........................................         5,400(1)         420,930
                                                                              -----------
                                                                                2,388,263
   CHEMICALS AND ALLIED PRODUCTS (7.98%)
   Abbott Laboratories..................................        12,450            718,365
   American Home Products...............................         9,830            635,608
   Bristol-Myers Squibb Co..............................        19,580            888,345
   Du Pont (E.I.) de Nemours............................         8,200            362,194
   GlaxoSmithKline PLC-ADR..............................         7,675            370,088
   Johnson & Johnson....................................        13,400            770,634
   Merck & Co., Inc.....................................        15,340            907,821
   Pharmacia Corp.......................................        26,990          1,093,095
   Zimmer Holdings, Inc.................................         1,958(1)          63,694
                                                                              -----------
                                                                                5,809,844
   COMMUNICATIONS (3.46%)
   ADC Telecommunications...............................        74,300(1)         362,584
   AT&T Corp............................................        20,000            354,000
   AT&T Wireless Services, Inc..........................         6,436(1)          74,014
   Centurytel, Inc......................................        26,980            830,444
   McLeodUSA, Inc.......................................        54,400(1)          10,064
   SBC Communications, Inc..............................        15,000            561,750
   WorldCom, Inc. -- WorldCom Group.....................        30,000(1)         301,500
   WorldCom, Inc. -- MCI Group..........................         2,088             25,870
                                                                              -----------
                                                                                2,520,226

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   DEPOSITORY INSTITUTIONS (4.91%)
   Associated Banc-Corp.................................        14,801        $   512,707
   Bank of America......................................         6,175            389,210
   Community Bank Systems, Inc..........................         6,380            182,149
   FleetBoston Financial Corp...........................        28,330            952,455
   U. S. Bancorp........................................        54,909          1,143,205
   Wachovia Corp........................................        11,922            396,406
                                                                              -----------
                                                                                3,576,132
   ELECTRIC, GAS AND SANITARY SERVICES (6.51%)
   Atmos Energy Corp....................................        31,488            664,397
   Black Hills Corp.....................................         6,100            176,046
   Laclede Group, Inc...................................        29,982            693,783
   Nisource, Inc........................................        14,700            305,760
   Northwest Natural Gas Co.............................        38,600          1,009,390
   Puget Energy, Inc....................................        30,980            642,525
   Williams Companies, Inc..............................        14,000            247,520
   Xcel Energy, Inc.....................................        37,665          1,005,656
                                                                              -----------
                                                                                4,745,077
   ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.82%)
   Acuity Brands, Inc...................................        37,400            488,070
   Adaptec, Inc.........................................        41,850(1)         742,837
   ECI Telecom, Ltd.....................................        20,000(1)          97,000
   Intel Corp...........................................        15,600            546,624
   National Service Industries, Inc.....................         9,350             67,226
   Roxio, Inc...........................................         6,888(1)         110,966
                                                                              -----------
                                                                                2,052,723
   ENGINEERING AND MANAGEMENT SERVICES (0.22%)
   Affymetrix, Inc......................................         5,800(1)         163,270
   FABRICATED METAL PRODUCTS (0.86%)
   Cooper Industries, Inc...............................        10,379            377,796
   Shaw Group, Inc......................................        12,600(1)         252,126
                                                                              -----------
                                                                                  629,922

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   FOOD AND KINDRED PRODUCTS (7.83%)
   ConAgra, Inc.........................................        69,867        $ 1,732,702
   Dean Foods Co........................................        10,759            703,639
   Philip Morris Companies, Inc.........................        35,000          1,753,850
   Sara Lee Corp........................................        35,000            740,250
   Sensient Technologies Corp...........................        39,711            772,776
                                                                              -----------
                                                                                5,703,217
   FOOD STORES (3.66%)
   7-Eleven, Inc........................................       135,520(1)       1,592,360
   Casey's General Stores, Inc..........................        71,023          1,074,578
                                                                              -----------
                                                                                2,666,938
   GENERAL MERCHANDISE STORES (1.42%)
   Federated Department Stores, Inc.....................        14,965(1)         622,843
   Target Corp..........................................         9,200            408,572
                                                                              -----------
                                                                                1,031,415
   HEALTH SERVICES (1.41%)
   Schering-Plough Corp.................................        31,650          1,024,827
   HOLDING AND OTHER INVESTMENT OFFICES (5.73%)
   Highwoods Properties, Inc............................        29,150            773,933
   MBIA, Inc............................................        28,500          1,535,580
   Reckson Associates Realty Corp.......................        14,825            342,161
   Reckson Associates Realty Corp. -- Class B...........        14,825            362,620
   Wintrust Financial Corp..............................        38,650          1,159,114
                                                                              -----------
                                                                                4,173,408
   HOTELS AND OTHER LODGING (0.54%)
   Starwood Hotels & Resorts Worldwide, Inc.............        11,580            396,615
   INDUSTRIAL MACHINERY AND EQUIPMENT (3.42%)
   Cisco Systems, Inc...................................        11,100(1)         219,558
   EMC Corp.............................................        32,700(1)         536,280
   Hewlett-Packard Co...................................        10,700            236,577
   Ingersoll-Rand Co....................................        20,000            884,600
   Oracle Corp..........................................        17,300(1)         298,598
   Solectron Corp.......................................        26,600(1)         311,752
                                                                              -----------
                                                                                2,487,365

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   INSTRUMENTS AND RELATED PRODUCTS (4.88%)
   Agilent Technologies, Inc............................        12,000(1)     $   364,200
   Becton Dickinson & Co................................        40,000          1,448,800
   JDS Uniphase Corp....................................        21,600(1)         151,200
   Pall Corp............................................        51,270          1,182,286
   Perkinelmer, Inc.....................................        13,800            407,100
                                                                              -----------
                                                                                3,553,586
   INSURANCE CARRIERS (2.93%)
   Allstate Corp........................................        28,300            912,958
   MONY Group, Inc......................................        14,500            518,810
   Principal Financial Group............................         2,500(1)          63,625
   United Fire & Casualty Co............................        20,800            639,392
                                                                              -----------
                                                                                2,134,785
   METAL MINING (0.90%)
   Barrick Gold Corp....................................        38,000            653,220
   MISCELLANEOUS MANUFACTURING INDUSTRIES (0.50%)
   Hasbro, Inc..........................................        22,100            364,650
   NONDEPOSITORY INSTITUTIONS (1.11%)
   Federal Home Loan Mortgage Corp......................        12,000            805,440
   OIL AND GAS EXTRACTION (4.00%)
   Burlington Resources, Inc............................        20,000            684,800
   Occidental Petroleum Co..............................        18,400            477,480
   Ocean Energy, Inc....................................        22,642            384,008
   Offshore Logistics...................................        59,650(1)         991,383
   Veritas DGC, Inc.....................................        22,900(1)         373,041
                                                                              -----------
                                                                                2,910,712
   PAPER AND ALLIED PRODUCTS (1.59%)
   Abitibi Consolidated, Inc............................       143,400          1,155,804
   PETROLEUM AND COAL PRODUCTS (4.79%)
   ChevronTexaco Corp...................................        10,000            838,000
   Conoco, Inc..........................................        42,050          1,184,128
   Marathon Oil Corp....................................        24,700            692,835
   Phillips Petroleum Co................................        13,200            771,804
                                                                              -----------
                                                                                3,486,767
   PRIMARY METAL INDUSTRIES (1.12%)
   Northwest Pipe Co....................................        51,100(1)         816,578

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   PRINTING AND PUBLISHING (2.47%)
   Belo Corp............................................        51,500        $   952,235
   Mail-Well, Inc.......................................       147,000(1)         848,190
                                                                              -----------
                                                                                1,800,425
   TRANSPORTATION -- BY AIR (2.53%)
   Petroleum Helicopters, Inc. (Non-voting).............        90,000(1)       1,840,500
   TRANSPORTATION EQUIPMENT (4.67%)
   Honeywell International, Inc.........................        23,800            799,918
   ITT Industries, Inc..................................        32,500          1,725,425
   SPX Corp.............................................         7,678(1)         876,520
                                                                              -----------
                                                                                3,401,863
   TRUCKING AND WAREHOUSING (0.79%)
   United Parcel Service -- Class B.....................        10,000            574,800
   MISCELLANEOUS EQUITIES (1.38%)
   NASDAQ-100 Trust.....................................        26,100(1)       1,005,894
                                                                              -----------
 Total Common Stocks....................................                       63,874,266
 SHORT-TERM INVESTMENTS (13.10%)
 ------------------------------------
   MONEY MARKET MUTUAL FUND (1.60%)
   Blackrock Provident Institutional Funds, T-Fund
    Portfolio...........................................     1,166,037          1,166,037

                                                              PRINCIPAL
                                                               AMOUNT
                                                            -------------
  COMMERCIAL PAPER (11.50%)
  ChevronTexaco Corp., 1.72%, due 2/05/02...............    $1,000,000          1,000,000
  ChevronTexaco Corp., 1.75%, due 2/07/02...............     1,000,000          1,000,000
  General Electric Capital Corp., 1.70%, due 2/01/02....     1,000,000          1,000,000
  General Electric Capital Corp., 1.75%, due 2/06/02....       950,000            950,000
  IBM Corp., 1.76%, due 2/08/02.........................     1,000,000          1,000,000
  John Deere Capital Corp., 1.72%, due 2/04/02..........     1,000,000          1,000,000
  John Deere Capital Corp., 1.76%, due 2/11/02..........     1,000,000          1,000,000
  Wells Fargo Financial, 1.74%, due 2/07/02.............     1,425,000          1,425,000
                                                                             ------------
Total Commercial Paper..................................                        8,375,000
                                                                             ------------
Total Short-Term Investments............................                        9,541,037
                                                                             ------------
Total Investments (100.81%).............................                       73,415,303

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                            -------------    -------------
OTHER ASSETS LESS LIABILITIES (-0.81%)
------------------------------------------
  Cash, receivables, prepaid expense and other assets,
   less liabilities.....................................                     $  (593,835)
                                                                             -----------
Total Net Assets (100.00%)..............................                     $72,821,468
                                                                             ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JANUARY 31, 2002
(UNAUDITED)

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
PREFERRED STOCKS (5.57%)
-----------------------------
  New Plan Excel Realty Trust...........       9,000  $   431,438
  Virginia Electric & Power.............      15,000      384,750
                                                      -----------
                                                          816,188

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE BONDS (53.29%)
-----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (11.84%)
  Maritime & NE Pipeline, 7.70%, due
   11/30/19.............................  $  600,000      635,334
  Oglethorpe Power (OPC Scherer),
   6.974%, due 6/30/11..................     571,000      587,022
  Pacificorp, 6.90%, due 11/15/11.......     500,000      513,840
                                                      -----------
                                                        1,736,196
  FOOD STORES (1.15%)
  Ahold Finance USA, Inc., 8.25%, due
   7/15/10..............................     150,000      168,181
  GENERAL MERCHANDISE STORES (2.37%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................     400,000      347,500
  HOLDING AND OTHER INVESTMENT OFFICES (6.74%)
  Meditrust, 7.60%, due 9/13/05.........     350,000      326,425
  Security Capital Pacific, 7.20%, due
   3/01/13..............................     225,000      219,872
  Washington REIT, 6.898%, due
   2/15/18..............................     450,000      441,576
                                                      -----------
                                                          987,873
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.38%)
  Thermo Fibertek, 4.50%, due 7/15/04...     650,000      642,688
  NONDEPOSITORY INSTITUTIONS (2.04%)
  Household Finance Co., 7.30%, due
   7/30/12..............................     300,000      299,538
  OIL AND GAS EXTRACTION (1.56%)
  Burlington Resources, Inc., 9.125%,
   due 10/01/21.........................     200,000      228,170
  SECURITY AND COMMODITY BROKERS (2.60%)
  Goldman Sachs Group, Inc., 7.80%,
   1/28/10..............................     350,000      381,434
  TEXTILE MILL PRODUCTS (3.70%)
  Unifi, 6.50%, due 2/01/08.............     550,000      542,366
  TOBACCO PRODUCTS (5.27%)
  UST, Inc., 7.25%, due 6/01/09.........     750,000      772,785

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
  TRANSPORTATION -- BY AIR (10.13%)
  Continental Airlines, Inc., 6.545%,
   due 8/02/20..........................  $  654,750  $   591,685
  Northwest Airlines, 7.575%, due
   9/01/20..............................     662,669      624,174
  US Air, Inc., 8.36%, due 1/20/19......     281,665      268,666
                                                      -----------
                                                        1,484,525
  TRANSPORTATION EQUIPMENT (1.51%)
  Ford Motor Co., 9.215%, due 9/15/21...     200,000      220,292
                                                      -----------
Total Corporate Bonds...................                7,811,548
ASSET-BACKED SECURITIES (0.04%)
------------------------------------
  Federal Home Loan Mortgage Corp.,
   10.15%, due 4/15/06..................       6,077        6,101
MORTGAGE-BACKED SECURITIES (29.01%)
------------------------------------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.05%)
  Pool # 503442, 9.50%, due 7/01/05.....       7,696        8,121
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (28.96%)
  Pool # 236070, 10.00%, due 10/15/12...     505,763      529,648
  Pool # 1512, 7.50%, due 12/20/23......     312,393      328,556
  Pool # 22630, 6.50%, due 8/01/28......     323,278      325,656
  Pool # 2631, 7.00%, due 8/01/28.......     305,827      314,355
  Pool # 2658, 6.50%, due 10/01/28......     656,950      661,783
  Pool # 2701, 6.50%, due 1/20/29.......     676,803      681,414
  Pool # 2796, 7.00%, due 8/01/29.......     376,647      386,848
  Pool # 144332, 9.00%, due 7/15/16.....       9,624       10,602
  Pool # 3188, 6.50%, due 2/20/32.......   1,000,000    1,005,982
                                                      -----------
                                                        4,244,844
                                                      -----------
Total Mortgage-Backed Securities........                4,252,965

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
SHORT-TERM INVESTMENTS (11.27%)
------------------------------------
  COMMERCIAL PAPER (3.41%)
  ChevronTexaco Corp., 1.77%, due
   2/06/02..............................  $  500,000  $   500,000
  UNITED STATES GOVERNMENT AGENCIES (5.46%)
  Federal Home Loan Mortgage Corp., due
   2/19/02..............................     450,000      449,635
  Federal National Mortgage Assoc., due
   2/21/02..............................     350,000      349,673
                                                      -----------
                                                          799,308

                                            SHARES
                                             HELD
                                          ----------
  MONEY MARKET MUTUAL FUND (2.40%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............     352,098      352,098
                                                      -----------
Total Short-Term Investments............                1,651,406
                                                      -----------
Total Investments (99.18%)..............               14,538,208
OTHER ASSETS LESS LIABILITIES (0.82%)
-----------------------------------------
  Cash, receivables, prepaid expense and
   other assets, less liabilities.......                  120,398
                                                      -----------
Total Net Assets (100.00%)..............              $14,658,606
                                                      ===========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JANUARY 31, 2002
(UNAUDITED)

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  -----------     -----------
COMMON STOCKS (0.52%)
--------------------------
  FOOD STORES
  Penn Traffic Co...............................................     9,092(1)     $    63,644
PREFERRED STOCKS (7.73%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (2.77%)
  New Plan Excel Realty Trust...................................     7,000            335,562
  METAL MINING (4.96%)
  Cameco Corp...................................................    24,000            602,400
                                                                                  -----------
Total Preferred Stocks..........................................                      937,962

                                                                   PRINCIPAL
                                                                    AMOUNT
                                                                  -----------
CORPORATE BONDS (87.68%)
-----------------------------
  APPAREL AND OTHER TEXTILE PRODUCTS (1.00%)
  Dan River, Inc., 10.125%, due 12/15/03........................  $280,000            121,800
  AUTO REPAIR, SERVICES AND PARKING (0.27%)
  Budget Group, Inc., 9.125%, due 4/01/06.......................   100,000             32,500
  BUSINESS SERVICES (2.51%)
  Cendant Corporation, 7.75%, due 12/01/03......................   300,000            304,467
  CHEMICALS AND ALLIED PRODUCTS (7.90%)
  Lyondell Chemical Co., 9.625%, due 5/01/07....................   600,000            601,500
  Nova Chemicals, Ltd., 7.875%, due 9/15/25.....................   200,000            188,596
  Terra Industries, Inc., 10.50%, due 6/15/05...................   200,000            169,000
                                                                                  -----------
                                                                                      959,096
  COMMUNICATIONS (4.54%)
  Savoy Pictures, 7.00%, due 7/01/03............................   550,000            550,687
  DEPOSITORY INSTITUTIONS (3.44%)
  Dime Bancorp, Inc., 9.00%, due 12/19/02.......................   300,000            313,845
  Hudson United Bancorp., 8.20%, due 9/15/06....................   100,000            103,236
                                                                                  -----------
                                                                                      417,081

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                   PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                  -----------     -----------
  ELECTRIC, GAS AND SANITARY SERVICES (13.76%)
  Allied Waste North America, 10.00%, due 8/01/09...............  $500,000        $   510,000
  ESI Tractebel, 7.99%, due 12/30/11............................   460,000            464,360
  Gulf States Utilities, 8.94%, due 1/01/22.....................   400,000            408,812
  Waterford 3 Nuclear Power Plant, 8.09%, due 1/02/17...........   286,984            285,696
                                                                                  -----------
                                                                                    1,668,868
  FOOD STORES (0.37%)
  Penn Traffic Co., 11.00%, due 6/29/09.........................    47,850             44,740
  GENERAL MERCHANDISE STORES (0.98%)
  DR Structured Finance, 8.35%, due 2/15/04.....................   175,223            119,152
  HOLDING AND OTHER INVESTMENT OFFICES (18.18%)
  Bradley Operating, L.P., 7.20%, due 1/15/08...................   500,000            451,340
  Federal Realty Investment Trust, 7.48%, due 8/15/26...........   600,000            598,484
  Price Development Company, 7.29%, due 3/11/08.................   250,000            244,250
  SUSA Partnership, L.P., 8.20%, due 6/01/17....................   375,000            407,055
  Trinet Corp. Realty, 6.75%, due 3/01/13.......................   500,000            504,760
                                                                                  -----------
                                                                                    2,205,889
  INDUSTRIAL MACHINERY AND EQUIPMENT (9.84%)
  AGCO Corp., 8.5%, due 3/15/06.................................   600,000            600,000
  Thermo Fibertek, 4.50%, due 7/15/04...........................   600,000            593,250
                                                                                  -----------
                                                                                    1,193,250
  LUMBER AND WOOD PRODUCTS (3.21%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21...................   330,000            303,102
  Georgia-Pacific Corp., 9.125%, due 7/01/22....................   100,000             86,784
                                                                                  -----------
                                                                                      389,886
  METAL MINING (6.42%)
  Battle Mountain Gold Co., 6.00%, due 1/04/05..................   475,000            451,250
  Teck Cominco Ltd., 3.75%, due 7/15/06.........................   400,000            327,000
                                                                                  -----------
                                                                                      778,250
  OIL AND GAS EXTRACTION (3.49%)
  Pool Energy Services, 8.625%, due 4/01/08.....................   400,000            423,576
  PAPER AND ALLIED PRODUCTS (6.37%)
  Container Corp. of America, 9.75%, due 4/01/03................   250,000            251,875
  Longview Fibre 10.00%, due 1/15/09............................   500,000            521,250
                                                                                  -----------
                                                                                      773,125

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                   PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                  -----------     -----------
  TRANSPORTATION SERVICES (2.11%)
  Preston Corp., 7.00%, due 5/01/11.............................  $306,000        $   255,510
  WATER TRANSPORTATION (3.29%)
  Windsor Petroleum Transportation, 7.84%, due 1/15/21..........   500,000            398,750
                                                                                  -----------
Total Corporate Bonds...........................................                   10,636,627
SHORT-TERM INVESTMENTS (2.89%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (2.06%)
  Federal Home Loan Bank, due 2/07/02...........................   250,000            249,930

                                                                    SHARES
                                                                     HELD
                                                                  -----------
  MONEY MARKET MUTUAL FUND (0.83%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.....   100,177            100,177
                                                                                  -----------
Total Short-Term Investments....................................                      350,107
                                                                                  -----------
Total Investments (98.82%)......................................                   11,988,340
OTHER ASSETS LESS LIABILITIES (1.18%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                      143,308
                                                                                  -----------
Total Net Assets (100.00%)......................................                  $12,131,648
                                                                                  ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JANUARY 31, 2002
(UNAUDITED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
COMMON STOCKS (69.20%)
---------------------------
  BUSINESS SERVICES (1.98%)
  Computer Associates
   International, Inc...................       5,500         $   189,530
  Compuware Corp........................      13,000(1)          176,800
  Microsoft Corp........................       2,800(1)          178,388
  Symantec Corp.........................       2,700(1)          210,465
                                                             -----------
                                                                 755,183
  CHEMICALS AND ALLIED PRODUCTS (5.16%)
  Bristol-Myers Squibb Co...............       9,000             408,330
  GlaxoSmithKline PLC-ADR...............       4,100             197,702
  Johnson & Johnson.....................       6,600             379,566
  Merck & Co., Inc......................       9,400             556,292
  Pharmacia Corp........................       9,700             392,850
  Zimmer Holdings, Inc..................         900(1)           29,277
                                                             -----------
                                                               1,964,017
  COMMUNICATIONS (1.98%)
  ADC Telecommunications................      14,400(1)           70,272
  AT&T Corp.............................       9,450             167,265
  AT&T Wireless Services, Inc...........       3,041(1)           34,972
  Centurytel, Inc.......................      12,780             393,368
  WorldCom, Inc. -- WorldCom Group......       7,900(1)           79,395
  WorldCom, Inc. -- MCI Group...........         552               6,839
                                                             -----------
                                                                 752,111
  DEPOSITORY INSTITUTIONS (6.54%)
  Associated Banc Corp..................      10,417             360,845
  Bank of America.......................       6,175             389,210
  Community Bank Systems, Inc...........       7,770             221,833
  FleetBoston Financial Corp............      14,905             501,106
  U.S. Bancorp..........................      38,835             808,545
  Wacovia Corp..........................       6,234             207,281
                                                             -----------
                                                               2,488,820

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  ELECTRIC, GAS AND SANITARY SERVICES (11.46%)
  Atmos Energy Corp.....................      33,248         $   701,533
  Black Hills Corp......................       6,700             193,362
  Laclede Group, Inc....................      29,296             677,909
  Nisource, Inc.........................       4,400              91,520
  Northwest Natural Gas Co..............      36,800             962,320
  Puget Energy, Inc.....................      28,750             596,275
  Williams Companies, Inc...............       7,500             132,600
  Xcel Energy, Inc......................      37,665           1,005,655
                                                             -----------
                                                               4,361,174
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.42%)
  Acuity Brands, Inc....................      25,900             337,995
  Adaptec, Inc..........................      18,800(1)          333,700
  Intel Corp............................       4,400             154,176
  National Service Industries, Inc......       6,475              46,555
  Roxio, Inc............................       3,094(1)           49,844
                                                             -----------
                                                                 922,270
  FABRICATED METAL PRODUCTS (1.34%)
  Cooper Industries, Inc................       6,762             246,137
  Shaw Group, Inc.......................      13,200(1)          264,132
                                                             -----------
                                                                 510,269
  FOOD AND KINDRED PRODUCTS (7.08%)
  ConAgra Foods, Inc....................      35,332             876,234
  Dean Foods Co.........................       3,899             254,995
  Philip Morris Companies, Inc..........      17,600             881,936
  Sara Lee Corp.........................      15,000             317,250
  Sensient Technologies Corp............      18,719             364,272
                                                             -----------
                                                               2,694,687
  FOOD STORES (0.73%)
  7-Eleven, Inc.........................      23,760(1)          279,180
  GENERAL MERCHANDISE STORES (0.84%)
  Federated Department Stores, Inc......       7,696(1)          320,308
  HEALTH SERVICES (0.82%)
  Schering-Plough Corp..................       9,700             314,086

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  HOLDING AND OTHER INVESTMENT OFFICES (3.62%)
  Highwoods Properties, Inc.............      16,100         $   427,455
  MBIA, Inc.............................       9,868             531,688
  Reckson Associates Realty Corp........      18,140             418,671
                                                             -----------
                                                               1,377,814
  HOTELS AND OTHER LODGING (0.60%)
  Starwood Hotels & Resorts
   Worldwide, Inc.......................       6,210             212,692
  INDUSTRIAL MACHINERY AND EQUIPMENT (1.70%)
  EMC Corp..............................      10,300(1)          168,920
  Hewlett-Packard Co....................       5,200             114,972
  Ingersoll-Rand Co.....................       8,178             361,713
                                                             -----------
                                                                 645,605
  INSTRUMENTS AND RELATED PRODUCTS (3.30%)
  Becton Dickinson & Co.................      17,600             637,472
  Pall Corp.............................      26,900             620,314
                                                             -----------
                                                               1,257,786
  INSURANCE CARRIERS (1.19%)
  Allstate Corp.........................      12,900             416,154
  Principal Financial Group.............       1,400(1)           35,630
                                                             -----------
                                                                 451,784
  METAL MINING (1.39%)
  Barrick Gold Corp.....................      30,800             529,452
                                                             -----------
                                                                 529,452
  OIL AND GAS EXTRACTION (3.83%)
  Occidental Petroleum Co...............      16,100             417,795
  Ocean Energy, Inc.....................      23,762             403,004
  Offshore Logistics....................      26,500(1)          440,430
  Veritas DGC Inc.......................      12,100(1)          197,109
                                                             -----------
                                                               1,458,338
  PAPER AND ALLIED PRODUCTS (2.11%)
  Abitibi Consolidated, Inc.............      99,700             803,582

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  PETROLEUM AND COAL PRODUCTS (5.08%)
  Conoco, Inc...........................      34,400         $   968,704
  Marathon Oil Corp.....................      16,200             454,410
  Phillips Petroleum Co.................       8,700             508,689
                                                             -----------
                                                               1,931,803
  PRIMARY METAL INDUSTRIES (0.24%)
  Wolverine Tube, Inc...................       8,250(1)           92,400
  PRINTING AND PUBLISHING (1.28%)
  Belo Corp.............................      26,400             488,136
  TRANSPORTATION EQUIPMENT (4.51%)
  Honeywell International, Inc..........      12,500             420,125
  ITT Industries, Inc...................      15,800             838,822
  SPX Corp..............................       4,017(1)          458,581
                                                             -----------
                                                               1,717,528
                                                             -----------
Total Common Stocks.....................                      26,329,025
PREFERRED STOCKS (8.85%)
-----------------------------
  DEPOSITORY INSTITUTIONS (0.68%)
  Taylor Capital Group, Inc.............      20,000             256,876
  ELECTRIC, GAS AND SANITARY SERVICES (1.76%)
  Virginia Electric & Power.............      26,100             669,465
  PETROLEUM AND COAL PRODUCTS (2.92%)
  Nexen, Inc............................      44,000           1,111,000
  WHOLESALE -- NONDURABLE GOODS (3.49%)
  Howell Corp...........................      20,000             920,000
  Suiza Capital Trust II................       8,600             408,500
                                                             -----------
                                                               1,328,500
                                                             -----------
Total Preferred Stocks..................                       3,365,841

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (3.22%)
----------------------------
  METAL MINING (3.22%)
  Teck Cominco Ltd., 3.75% due
   7/15/06..............................  $1,500,000           1,226,250
                                                             -----------
Total Corporate Bonds...................                       1,226,250

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT             VALUE
                                          -------------      -----------
MORTGAGE-BACKED SECURITIES (6.92%)
-----------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCATION
   (GNMA) (6.92%)
  Pool # 2796, 7.00%, due 8/01/29.......  $  847,455         $   870,407
  Pool # 3040, 7.00%, due 2/01/31.......     738,310             757,910
  Pool # 3188, 6.50%, due 2/20/32.......   1,000,000           1,005,982
                                                             -----------
                                                               2,634,299

                                             SHARES
                                              HELD
                                          -------------
SHORT-TERM INVESTMENTS (12.58%)
------------------------------------
  MONEY MARKET MUTUAL FUND (4.50%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............   1,709,867           1,709,867

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (8.08%)
  ChevronTexaco Corp., 1.77%, due
   2/06/02..............................  $  975,000             975,000
  General Electric Capital Corp., 1.77%,
   due 2/05/02..........................   1,100,000           1,100,000
  John Deere Capital Corp., 1.72%, due
   2/04/02..............................   1,000,000           1,000,000
                                                             -----------
Total Commercial Paper..................                       3,075,000
                                                             -----------
Total Short-Term Investments............                       4,784,867
                                                             -----------
Total Investments (100.77%).............                      38,340,282
OTHER ASSETS LESS LIABILITIES (-0.77%)
------------------------------------------
  Cash, receivables, prepaid expense and
   other assets, less liabilities.......                        (292,186)
                                                             -----------
Total Net Assets (100.00%)..............                     $38,048,096
                                                             ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
January 31, 2002

(Unaudited)

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE   PRINCIPAL
                                        DATE      AMOUNT      VALUE
                                     ----------  ---------  ----------
SHORT-TERM INVESTMENTS (99.97%)
------------------------------------
  COMMERCIAL PAPER (22.54%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp.,
     1.62%, due 2/13/02............      1.622%  $170,000   $  170,000
    ChevronTexaco Corp., 1.71%, due
     2/22/02.......................      1.713    220,000      220,000
    General Electric Capital Corp.,
     1.77%, due 2/25/02............      1.772    175,000      175,000
    IBM Corp., 1.75%, due
     2/01/02.......................      1.751    200,000      200,000
    John Deere Capital Corp.,
     1.76%, due 3/01/02............      1.763    215,000      215,000
                                                            ----------
  Total Commercial Paper...........                            980,000
                                                            ----------
  UNITED STATES GOVERNMENT AGENCIES (77.43%)
    Federal Farm Credit Bank, due
     2/04/02.......................      1.675    250,000      249,966
    Federal Farm Credit Bank, due
     2/05/02.......................      1.665    215,000      214,961
    Federal Farm Credit Bank, due
     2/20/02.......................      1.594    225,000      224,813
    Federal Home Loan Bank, due
     2/08/02.......................      1.593    220,000      219,933
    Federal Home Loan Bank, due
     2/15/02.......................      1.739    160,000      159,893
    Federal Home Loan Bank, due
     2/20/02.......................      1.728    300,000      299,730
    Federal Home Loan Bank, due
     3/13/02.......................      1.697    175,000      174,675
    Federal Home Loan Bank, due
     3/15/02.......................      1.700    150,000      149,707
    Federal Home Loan Bank, due
     3/22/02.......................      1.731    225,000      224,478
    Federal Home Loan Mortgage
     Corp., due 2/14/02............      1.811    250,000      249,839
    Federal Home Loan Mortgage
     Corp., due 3/07/02............      1.679    200,000      199,688
    Federal Home Loan Mortgage
     Corp., due 3/19/02............      1.647    130,000      129,731
    Federal Home Loan Mortgage
     Corp., due 3/21/02............      1.731    225,000      224,489
    Federal Home Loan Mortgage
     Corp., due 3/28/02............      1.708    175,000      174,551
    Federal National Mortgage
     Assoc., due 2/27/02...........      1.605    240,000      239,726
    Federal National Mortgage
     Assoc., due 3/14/02...........      1.731    230,000      229,554
                                                            ----------
  Total United States Government
   Agencies........................                          3,365,734
                                                            ----------
Total Short-Term Investments.......                          4,345,734
OTHER ASSETS LESS LIABILITIES (0.03%)
-----------------------------------------
  Cash, receivables, prepaid
   expense and other assets, less
   liabilities.....................                              1,429
                                                            ----------
Total Net Assets (100.00%).........                         $4,347,163
                                                            ==========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JANUARY 31, 2002
(UNAUDITED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (93.83%)
---------------------------
  BUSINESS SERVICES (2.68%)
  AOL Time Warner, Inc..................      27,576(1)  $   725,525
  Microsoft Corp........................      11,489(1)      731,964
                                                         -----------
                                                           1,457,489
  CHEMICALS AND ALLIED PRODUCTS (15.07%)
  Bristol-Myers Squibb Co...............      24,962       1,132,526
  DuPont (E.I.) de Nemours & Co.........      18,318         809,106
  Johnson & Johnson.....................      34,184       1,965,922
  Lilly (Eli) & Co......................      10,096         758,210
  Merck & Co., Inc......................      22,138       1,310,127
  Pfizer, Inc...........................      20,888         870,403
  Procter & Gamble Co...................      15,521       1,267,755
  Zimmer Holdings, Inc..................       2,496(1)       81,195
                                                         -----------
                                                           8,195,244
  COMMUNICATIONS (7.00%)
  AT&T Corp.............................      24,525         434,092
  AT&T Wireless Services, Inc...........       7,892(1)       90,758
  Avaya, Inc............................       2,467(1)       21,217
  SBC Communications, Inc...............      19,989         748,588
  Verizon Communications................      21,290         986,791
  Viacom, Inc. -- Class B...............      33,323(1)    1,332,587
  WorldCom, Inc. -- WorldCom Group......      18,154(1)      182,448
  WorldCom, Inc. -- MCI Group...........         726           8,995
                                                         -----------
                                                           3,805,476
  DEPOSITORY INSTITUTIONS (3.51%)
  Bank of America.......................      13,502         851,031
  J. P. Morgan Chase & Co...............      31,020       1,056,231
                                                         -----------
                                                           1,907,262
  EATING AND DRINKING PLACES (1.86%)
  McDonald's Corp.......................      37,219       1,011,612

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.61%)
  General Electric Co...................      49,887     $ 1,853,302
  Intel Corp............................      25,232         884,129
  Lucent Technologies, Inc..............      29,609(1)      193,643
  McData Corp...........................         547(1)       13,566
  Motorola, Inc.........................      16,965         225,804
  Texas Instruments, Inc................      13,554         423,020
                                                         -----------
                                                           3,593,464
  FOOD AND KINDRED PRODUCTS (6.89%)
  Coca-Cola Co. (The)...................      21,658         947,537
  PepsiCo, Inc..........................      28,494       1,427,264
  Philip Morris Companies, Inc..........      27,405       1,373,265
                                                         -----------
                                                           3,748,066
  GENERAL MERCHANDISE STORES (5.09%)
  Wal-Mart Stores, Inc..................      46,192       2,770,596
  INDUSTRIAL MACHINERY AND EQUIPMENT (10.95%)
  Caterpillar, Inc......................      23,586       1,185,904
  Cisco Systems, Inc....................      35,144(1)      695,148
  Dell Computer Corp....................      20,300(1)      557,235
  EMC Corp..............................      14,866(1)      243,802
  Hewlett-Packard Co....................      21,302         470,987
  International Business Machines
   Corp.................................      19,341       2,086,700
  Oracle Corp...........................      29,172(1)      503,509
  Sun Microsystems, Inc.................      19,922(1)      214,361
                                                         -----------
                                                           5,957,646
  INSTRUMENTS AND RELATED PRODUCTS (0.89%)
  Agilent Technologies, Inc.............       4,062(1)      123,282
  Eastman Kodak Co......................      12,652         359,317
                                                         -----------
                                                             482,599
  INSURANCE CARRIERS (4.41%)
  American International Group, Inc.....      32,374       2,400,532
  LUMBER AND WOOD PRODUCTS (1.29%)
  Home Depot, Inc.......................      13,973         699,908
  MOTION PICTURES (1.37%)
  Disney (Walt) Co......................      35,381         745,124
  NONDEPOSITORY INSTITUTIONS (2.66%)
  Citigroup, Inc........................      30,484       1,444,942

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  PAPER AND ALLIED PRODUCTS (3.70%)
  International Paper Co................      19,138     $   799,586
  Minnesota Mining & Manufacturing
   Co...................................      10,936       1,211,709
                                                         -----------
                                                           2,011,295
  PETROLEUM AND COAL PRODUCTS (4.66%)
  Exxon Mobil Corp......................      64,892       2,534,033
  PRIMARY METAL INDUSTRIES (3.29%)
  Alcoa, Inc............................      49,892       1,788,628
  SECURITY AND COMMODITY BROKERS (2.54%)
  American Express Co...................      38,568       1,382,663
  TRANSPORTATION EQUIPMENT (9.29%)
  Boeing Co. (The)......................      20,953         858,025
  Ford Motor Co.........................      41,134         629,350
  General Motors Corp...................      15,539         794,664
  Honeywell International, Inc..........      29,211         981,782
  United Technologies Corp..............      26,009       1,787,599
                                                         -----------
                                                           5,051,420
  WHOLESALE -- DURABLE GOODS (0.07%)
  Visteon Corp..........................       3,080          40,964
                                                         -----------
Total Common Stocks.....................                  51,028,963
SHORT-TERM INVESTMENTS (6.17%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (2.50%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............   1,358,034       1,358,034

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (1.84%)
  John Deere Capital Corp., 1.63%, due
   3/15/02..............................  $1,000,000       1,000,000
  UNITED STATES GOVERNMENT AGENCIES (1.83%)
  Federal National Mortgage Assoc., due
   4/03/02..............................   1,000,000         997,201
                                                         -----------
Total Short-Term Investments............                   3,355,235
                                                         -----------
Total Investments (100.00%).............                  54,384,198

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          -------------  ------------
OTHER ASSETS LESS LIABILITIES (0.00%)
-----------------------------------------
  Cash, receivables, prepaid expense and
   other assets, less liabilities.......                 $     1,926
                                                         -----------
Total Net Assets (100.00%)..............                 $54,386,124
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2002
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios).

    Institutional shares ("Class I") are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. ("EquiTrust Investment"), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Investment, the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Investment. Share certificates are not available for Class A or Class I shares.

    Traditional shares ("Class A") are subject to a declining contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. Class I shares are not subject to a CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each portfolio have equal rights and privileges with all other shares of that portfolio except that Class A shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

    The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A shares. Other class-specific expenses charged to each class during the period ended January 31, 2002, which are included in the corresponding captions of the statements of operations, were as follows:

                                    TRANSFER AND
                                DIVIDEND DISBURSING
                                     AGENT FEES       REGISTRATION FEES
                                --------------------  ------------------
PORTFOLIO                        CLASS A    CLASS I   CLASS A   CLASS I
---------                       ---------  ---------  --------  --------
Value Growth..................   $84,806     $1,274    $3,772    $2,487
High Grade Bond...............    15,255        578     2,692     2,479
High Yield Bond...............    17,747        453     2,737     2,479
Managed.......................    51,241        607     3,297     2,483
Money Market..................     3,074        239     2,000     1,727
Blue Chip.....................    77,634        772     3,978     2,488

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    All portfolios, other than the Money Market Portfolio, value their common and preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed and asset-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available, or in situations where liquidation of the holdings at quoted market prices is questionable, are valued at fair value as determined in good faith by the Board of Directors. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the ex-dividend date.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    An election was made pursuant to IRC 852(b)(3) to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryforwards.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES (CONTINUED)

    At January 31, 2002, the Portfolios had approximate net capital loss carryforwards as follows:

                                                              PORTFOLIO
                                           -----------------------------------------------
                                              VALUE     HIGH GRADE  HIGH YIELD
NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:    GROWTH        BOND        BOND      MANAGED
-----------------------------------------  -----------  ----------  ----------  ----------
2007...............................        $23,113,000                          $4,886,000
2008...............................             33,000               $ 74,000    1,253,000
2009...............................                                                825,000
2010...............................                       $1,000      791,000
                                           -----------    ------     --------   ----------
                                           $23,146,000    $1,000     $865,000   $6,964,000
                                           ===========    ======     ========   ==========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows:
(1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; High Yield Bond Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of the average daily net asset value attributable to Class A shares of each portfolio and, in part, are subsequently remitted by EquiTrust Investment to retail dealers including EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), an affiliate, who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of the average daily net asset value attributable to Class A shares of each portfolio; (4) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    EquiTrust Investment has also agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for both Class A and Class I shares based on each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

    EquiTrust Investment has voluntarily waived the investment advisory and management fees charged to the Money Market Portfolio. The waiver is effective January 1, 2002 and may be revoked at any time.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At January 31, 2002, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's portfolios as follows:

PORTFOLIO                                  CLASS A   CLASS I
---------                                 ---------  --------
Value Growth............................         --  154,703
High Grade Bond.........................         --   94,967
High Yield Bond.........................     75,129   95,057
Managed.................................         --   70,373
Money Market............................  1,910,602  500,000
Blue Chip...............................         --   27,196

    EquiTrust Investment also owned 102,078 shares of Value Growth Portfolio (Class A) at January 31, 2002.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 2002, for both tax and financial reporting purposes consisted of:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE      HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                              GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           ------------  -----------  -----------  -----------  ----------  -----------
Capital Stock
 (5,000,000,000 shares of
 $.001 par value Capital
 Stock authorized).......  $      7,129  $     1,419  $     1,295  $     3,147  $    4,347  $     1,439
Additional paid-in
 capital.................   100,827,078   14,566,795   13,247,446   41,857,552   4,342,816   43,593,090
Accumulated undistributed
 net investment income...        16,646                                  7,956                   (1,196)
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............   (28,742,500)        (818)    (864,903)  (6,963,942)                       8
Net unrealized
 appreciation
 (depreciation) of
 investments.............       713,115       91,210     (252,190)   3,143,383               10,792,783
                           ------------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $ 72,821,468  $14,658,606  $12,131,648  $38,048,096  $4,347,163  $54,386,124
                           ============  ===========  ===========  ===========  ==========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

    Transactions in Capital Stock for each portfolio were as follows:

PERIOD ENDED JANUARY 31, 2002:

                                                          PORTFOLIO
                           ------------------------------------------------------------------------
                              VALUE     HIGH GRADE  HIGH YIELD                 MONEY       BLUE
                             GROWTH        BOND        BOND       MANAGED     MARKET       CHIP
                           -----------  ----------  ----------  -----------  ---------  -----------
Shares sold:
  Class A................      162,972    111,573      32,954       107,139    287,649       63,156
  Class I................       29,228     21,674      16,860        19,897    414,687       14,844
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       42,175     21,401      22,177        25,609      6,642        1,442
  Class I................        5,500      2,451       3,243         2,947      4,039        1,264
Shares redeemed:
  Class A................     (279,868)   (75,715)    (43,103)     (157,517)  (638,158)     (52,137)
  Class I................      (31,055)   (10,070)     (7,801)      (13,329)  (325,077)      (8,321)
                           -----------  ----------  ---------   -----------  ---------  -----------
Net Increase
 (Decrease)..............      (71,048)    71,314      24,330       (15,254)  (250,218)      20,248
                           ===========  ==========  =========   ===========  =========  ===========
Value of shares sold:
  Class A................  $ 1,640,213  $1,153,557  $ 313,025   $ 1,300,759  $ 287,649  $ 2,369,196
  Class I................      294,055    224,579     160,286       242,041    414,687      559,446
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................      432,293    221,651     211,555       306,830      6,642       55,774
  Class I................       56,536     25,398      30,922        35,397      4,039       49,014
Value redeemed:
  Class A................   (2,811,560)  (782,719)   (409,353)   (1,909,517)  (638,158)  (1,972,088)
  Class I................     (313,958)  (103,807)    (73,988)     (162,118)  (325,077)    (319,222)
                           -----------  ----------  ---------   -----------  ---------  -----------
Net Increase
 (Decrease)..............  $  (702,421) $ 738,659   $ 232,447   $  (186,608) $(250,218) $   742,120
                           ===========  ==========  =========   ===========  =========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

YEAR ENDED JULY 31, 2001:

                                                                  PORTFOLIO
                           ----------------------------------------------------------------------------------------
                               VALUE       HIGH GRADE     HIGH YIELD                       MONEY          BLUE
                              GROWTH          BOND           BOND          MANAGED        MARKET          CHIP
                           -------------  -------------  -------------  -------------  -------------  -------------
Shares sold:
  Class A................       389,090         83,883         83,878        213,850        701,252        125,419
  Class I................       108,828         33,721         36,215         57,535        450,450         31,170
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................        53,619         53,709         52,735         66,939         70,930         25,622
  Class I................         5,521          4,640          6,083          6,488         15,926          3,101
Shares redeemed:
  Class A................      (845,773)      (161,670)      (159,145)      (330,209)    (1,086,156)      (151,308)
  Class I................       (89,054)        (9,949)       (12,658)       (24,940)      (213,162)       (21,849)
                           ------------   ------------   ------------   ------------   ------------   ------------
Net Increase
 (Decrease)..............      (377,769)         4,334          7,108        (10,337)       (60,760)        12,155
                           ============   ============   ============   ============   ============   ============
Value of shares sold:
  Class A................  $  3,731,871   $    836,546   $    790,183   $  2,529,005   $    701,252   $  5,442,194
  Class I................     1,061,816        338,613        340,863        677,533        450,450      1,371,000
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       520,104        536,956        495,827        790,727         70,930      1,132,231
  Class I................        53,661         46,500         57,215         77,213         15,926        137,367
Value redeemed:
  Class A................    (8,021,223)    (1,612,366)    (1,491,379)    (3,771,337)    (1,086,156)    (6,674,728)
  Class I................      (854,678)       (99,120)      (118,405)      (289,075)      (213,162)      (961,985)
                           ------------   ------------   ------------   ------------   ------------   ------------
Net Increase
 (Decrease)..............  $ (3,508,449)  $     47,129   $     74,304   $     14,066   $    (60,760)  $    446,079
                           ============   ============   ============   ============   ============   ============

6.  INVESTMENT TRANSACTIONS

    For the period ended January 31, 2002, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                 PURCHASES     SALES
---------                                 ----------  ----------
Value Growth............................  $7,375,449  $7,312,520
High Grade Bond.........................     498,265     601,923
High Yield Bond.........................   1,568,436   1,391,484
Managed.................................   2,765,794   4,498,128
Blue Chip...............................           0           6

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS (CONTINUED)

    The U.S. federal income tax basis of the Fund's investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at January 31, 2002, by portfolio, was composed of the following:

                                                                           NET UNREALIZED
                                 TAX COST OF        GROSS UNREALIZED        APPRECIATION
                                 INVESTMENTS   --------------------------  (DEPRECIATION)
PORTFOLIO                       IN SECURITIES  APPRECIATION  DEPRECIATION  OF INVESTMENTS
---------                       -------------  ------------  ------------  --------------
Value Growth..................   $78,298,631   $ 4,501,489    $9,384,817    $(4,883,328)
High Grade Bond...............    14,446,998       368,305       277,095         91,210
High Yield Bond...............    12,240,530       291,061       543,251       (252,190)
Managed.......................    35,196,899     4,848,907     1,705,524      3,143,383
Blue Chip.....................    43,591,415    16,684,509     5,891,726     10,792,783

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

ORDINARY INCOME:

                               HIGH GRADE          HIGH YIELD            MONEY
                                  BOND                BOND               MARKET
                           ------------------  ------------------  ------------------
PAYABLE DATE               CLASS A   CLASS I   CLASS A   CLASS I   CLASS A   CLASS I
------------               --------  --------  --------  --------  --------  --------
August 31, 2001..........  $0.0407   $0.0481   $0.0465   $0.0539   $0.0016   $0.0022
September 28, 2001.......   0.0486    0.0548    0.0587    0.0657    0.0012    0.0018
October 31, 2001.........   0.0392    0.0472    0.0487    0.0570    0.0008    0.0015
November 30, 2001........   0.0366    0.0439    0.0476    0.0552    0.0004    0.0011
December 31, 2001........   0.0471    0.0543    0.0593    0.0655    0.0002    0.0009
January 31, 2002.........   0.0358    0.0434    0.0445    0.0523    0.0002    0.0010
                           -------   -------   -------   -------   -------   -------
Total Dividends per
 Share...................  $0.2480   $0.2917   $0.3053   $0.3496   $0.0044   $0.0085
                           =======   =======   =======   =======   =======   =======

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

    In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2002, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                               DIVIDEND AMOUNT
                                                                  PER SHARE
                           DECLARATION   RECORD     PAYABLE   ------------------
PORTFOLIO                     DATE        DATE       DATE     CLASS A   CLASS I
---------                  -----------  ---------  ---------  --------  --------
Value Growth.............    12/26/01   12/26/01   12/27/01   $0.0670   $0.1550
Managed..................    10/30/01   10/30/01   10/31/01    0.0658    0.0957
Managed..................    12/26/01   12/26/01   12/27/01    0.0490    0.0679
Blue Chip................    12/26/01   12/26/01   12/27/01    0.0435    0.4260

CAPITAL GAINS DISTRIBUTIONS:

                                                                      DIVIDEND
                                                                       AMOUNT
                                DECLARATION   RECORD     PAYABLE     PER SHARE
PORTFOLIO                          DATE        DATE       DATE     (BOTH CLASSES)
---------                       -----------  ---------  ---------  --------------
High Grade....................    12/26/01   12/26/01   12/27/01      $0.0186

    The tax character of dividends and distributions to shareholders for the period ended January 31, 2002 were the same for tax and financial reporting purposes.

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) AND
YEARS ENDED JULY 31, 2001, 2000, 1999, 1998 AND 1997

                                                       INCOME FROM INVESTMENT OPERATIONS
                                                     -------------------------------------
                                                                 NET REALIZED
                                                                      AND
                                          NET ASSET               UNREALIZED      TOTAL
                                          VALUE AT      NET          GAIN          FROM
                                          BEGINNING  INVESTMENT    (LOSS) ON    INVESTMENT
                                          OF PERIOD    INCOME     INVESTMENTS   OPERATIONS
                                          ---------  ----------  -------------  ----------
VALUE GROWTH PORTFOLIO
  Class A:
    2002................................   $ 10.28    $  0.02      $   (0.02)    $     --
    2001................................      8.53       0.08           1.75         1.83
    2000................................      9.57       0.06          (1.05)       (0.99)
    1999................................     11.07       0.09          (0.97)       (0.88)
    1998................................     15.63       0.13          (2.26)       (2.13)
    1997................................     14.68       0.18           2.89         3.07
  Class I:
    2002................................   $ 10.35    $  0.07      $   (0.01)    $   0.06
    2001................................      8.58       0.16           1.77         1.93
    2000................................      9.60       0.12          (1.05)       (0.93)
    1999................................     11.08       0.19          (1.01)       (0.82)
    1998................................     16.16       0.19          (2.83)       (2.64)
HIGH GRADE BOND PORTFOLIO
  Class A:
  2002..................................   $ 10.36    $  0.25      $   (0.01)    $   0.24
  2001..................................      9.69       0.58           0.67         1.25
  2000..................................     10.07       0.57          (0.35)        0.22
  1999..................................     10.57       0.56          (0.44)        0.12
  1998..................................     10.50       0.60           0.07         0.67
  1997..................................     10.16       0.60           0.34         0.94
Class I:
  2002..................................   $ 10.37    $  0.29      $   (0.01)    $   0.28
  2001..................................      9.69       0.66           0.68         1.34
  2000..................................     10.07       0.63          (0.35)        0.28
  1999..................................     10.57       0.60          (0.44)        0.16
  1998..................................     10.53       0.42           0.04         0.46
HIGH YIELD BOND PORTFOLIO
  Class A:
    2002................................   $  9.55    $  0.31      $   (0.18)    $   0.13
    2001................................      9.35       0.62           0.20         0.82
    2000................................      9.87       0.66(4)       (0.52)        0.14
    1999................................     10.48       0.60          (0.51)        0.09
    1998................................     10.48       0.65           0.07         0.72
    1997................................      9.99       0.70(4)        0.61         1.31
  Class I:
    2002................................   $  9.55    $  0.35      $   (0.19)    $   0.16
    2001................................      9.34       0.70           0.21         0.91
    2000................................      9.87       0.73          (0.53)        0.20
    1999................................     10.47       0.65          (0.50)        0.15
    1998................................     10.52       0.45           0.02         0.47

                                                                LESS DISTRIBUTIONS
                                          ---------------------------------------------------------------

                                          DIVIDENDS
                                           FROM NET   DISTRIBUTIONS      DISTRIBUTIONS
                                          INVESTMENT       FROM           IN EXCESS OF          TOTAL
                                            INCOME    CAPITAL GAINS    NET REALIZED GAINS   DISTRIBUTIONS
                                          ----------  --------------  --------------------  -------------
VALUE GROWTH PORTFOLIO
  Class A:
    2002................................   $  (0.07)    $      --         $         --        $   (0.07)
    2001................................      (0.08)           --                   --            (0.08)
    2000................................      (0.05)           --                   --            (0.05)
    1999................................      (0.11)           --                (0.51)           (0.62)
    1998................................      (0.17)        (2.26)                  --            (2.43)
    1997................................      (0.18)        (1.94)                  --            (2.12)
  Class I:
    2002................................   $  (0.16)    $      --         $         --        $   (0.16)
    2001................................      (0.16)           --                   --            (0.16)
    2000................................      (0.09)           --                   --            (0.09)
    1999................................      (0.15)           --                (0.51)           (0.66)
    1998................................      (0.18)        (2.26)                  --            (2.44)
HIGH GRADE BOND PORTFOLIO
  Class A:
  2002..................................   $  (0.25)    $   (0.02)        $         --        $   (0.27)
  2001..................................      (0.58)           --                   --            (0.58)
  2000..................................      (0.57)        (0.01)               (0.02)           (0.60)
  1999..................................      (0.56)        (0.06)                  --            (0.62)
  1998..................................      (0.60)           --                   --            (0.60)
  1997..................................      (0.60)           --                   --            (0.60)
Class I:
  2002..................................   $  (0.29)    $   (0.02)        $         --        $   (0.31)
  2001..................................      (0.66)           --                   --            (0.66)
  2000..................................      (0.63)        (0.01)               (0.02)           (0.66)
  1999..................................      (0.60)        (0.06)                  --            (0.66)
  1998..................................      (0.42)           --                   --            (0.42)
HIGH YIELD BOND PORTFOLIO
  Class A:
    2002................................   $  (0.31)    $      --         $         --        $   (0.31)
    2001................................      (0.62)           --                   --            (0.62)
    2000................................      (0.66)           --                   --            (0.66)
    1999................................      (0.60)        (0.02)               (0.08)           (0.70)
    1998................................      (0.65)        (0.07)                  --            (0.72)
    1997................................      (0.70)        (0.12)                  --            (0.82)
  Class I:
    2002................................   $  (0.35)    $      --         $         --        $   (0.35)
    2001................................      (0.70)           --                   --            (0.70)
    2000................................      (0.73)           --                   --            (0.73)
    1999................................      (0.65)        (0.02)               (0.08)           (0.75)
    1998................................      (0.45)        (0.07)                  --            (0.52)


                                                          TOTAL
                                                       INVESTMENT
                                          NET ASSET   RETURN BASED
                                           VALUE AT        ON
                                             END        NET ASSET
                                          OF PERIOD     VALUE (1)
                                          ----------  -------------
VALUE GROWTH PORTFOLIO
  Class A:
    2002................................   $ 10.21          (0.03)%
    2001................................     10.28          21.49%
    2000................................      8.53         (10.35)%
    1999................................      9.57          (7.46)%
    1998................................     11.07         (16.37)%
    1997................................     15.63          21.83%
  Class I:
    2002................................   $ 10.25           0.53%
    2001................................     10.35          22.55%
    2000................................      8.58          (9.70)%
    1999................................      9.60          (6.83)%
    1998................................     11.08         (18.97)%(3)
HIGH GRADE BOND PORTFOLIO
  Class A:
  2002..................................   $ 10.33           2.31%
  2001..................................     10.36          13.32%
  2000..................................      9.69           2.27%
  1999..................................     10.07           1.07%
  1998..................................     10.57           6.53%
  1997..................................     10.50           9.56%
Class I:
  2002..................................   $ 10.34           2.73%
  2001..................................     10.37          14.35%
  2000..................................      9.69           2.85%
  1999..................................     10.07           1.47%
  1998..................................     10.57           4.40%(3)
HIGH YIELD BOND PORTFOLIO
  Class A:
    2002................................   $  9.37           1.30%
    2001................................      9.55           9.03%
    2000................................      9.35           1.64%
    1999................................      9.87           0.87%
    1998................................     10.48           7.10%
    1997................................     10.48          13.29%
  Class I:
    2002................................   $  9.36           1.67%
    2001................................      9.55          10.14%
    2000................................      9.34           2.20%
    1999................................      9.87           1.43%
    1998................................     10.47           4.62%(3)

                                                                     RATIOS/SUPPLEMENTAL DATA
                                          -------------------------------------------------------------------------------
                                                                                                 RATIO OF NET
                                                                RATIO OF         RATIO OF NET     INVESTMENT
                                           NET ASSETS AT    TOTAL EXPENSES TO    EXPENSES TO      INCOME TO     PORTFOLIO
                                           END OF PERIOD         AVERAGE           AVERAGE         AVERAGE      TURNOVER
                                          (IN THOUSANDS)      NET ASSETS(2)     NET ASSETS(2)   NET ASSETS(2)    RATE(2)
                                          ---------------  -------------------  --------------  --------------  ---------
VALUE GROWTH PORTFOLIO
  Class A:
    2002................................    $    67,472              1.68%              1.68%          0.45%         12%
    2001................................         68,667              1.70%              1.69%          0.82%         43%
    2000................................         60,429              1.79%              1.78%          0.64%        103%
    1999................................         82,902              1.74%              1.74%          0.92%        220%
    1998................................         92,848              1.60%              1.60%          0.87%        217%
    1997................................        112,985              1.65%              1.65%          1.18%         77%
  Class I:
    2002................................    $     5,349              0.77%              0.76%          1.36%         12%
    2001................................          5,366              0.77%              0.76%          1.74%         43%
    2000................................          4,230              1.01%              1.00%          1.42%        103%
    1999................................          5,399              1.19%              1.18%          1.48%        220%
    1998................................          4,885              0.73%(3)           0.73%(3)        0.64%(3)     217%(3)
HIGH GRADE BOND PORTFOLIO
  Class A:
  2002..................................    $    12,624              1.68%              1.67%          4.75%         10%
  2001..................................         12,070              1.70%              1.68%          5.84%          9%
  2000..................................         11,513              1.75%              1.73%          5.80%         12%
  1999..................................         13,110              1.67%              1.66%          5.33%         29%
  1998..................................         11,510              1.71%              1.71%          5.67%         38%
  1997..................................         10,250              1.82%              1.82%          5.85%         30%
Class I:
  2002..................................    $     2,034              0.83%              0.82%          5.59%         10%
  2001..................................          1,895              0.86%              0.84%          6.66%          9%
  2000..................................          1,495              1.19%              1.17%          6.36%         12%
  1999..................................          1,521              1.26%              1.25%          5.74%         29%
  1998..................................          1,376              0.95%(3)           0.95%(3)        3.89%(3)      38%(3)
HIGH YIELD BOND PORTFOLIO
  Class A:
    2002................................    $    10,200              1.95%              1.94%          6.34%         12%
    2001................................         10,288              1.96%              1.94%          6.55%         20%
    2000................................         10,276              2.02%              1.98%          7.05%          3%
    1999................................         11,734              1.95%              1.94%          5.93%         44%
    1998................................         10,982              1.97%              1.97%          6.17%         30%
    1997................................          9,156              2.10%              2.00%          6.82%         45%
  Class I:
    2002................................    $     1,931              0.98%              0.97%          7.31%         12%
    2001................................          1,852              1.04%              1.02%          7.47%         20%
    2000................................          1,535              1.34%              1.33%          7.71%          3%
    1999................................          1,635              1.50%              1.49%          6.38%         44%
    1998................................          1,454              1.05%(3)           1.05%(3)        4.26%(3)      30%(3)

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) AND
YEARS ENDED JULY 31, 2001, 2000, 1999, 1998 AND 1997

                                         INCOME FROM INVESTMENT OPERATIONS
                                        ------------------------------------
                                                    NET REALIZED
                                                        AND
                             NET ASSET               UNREALIZED     TOTAL
                             VALUE AT      NET          GAIN         FROM
                             BEGINNING  INVESTMENT   (LOSS) ON    INVESTMENT
                             OF PERIOD    INCOME    INVESTMENTS   OPERATIONS
                             ---------  ----------  ------------  ----------
 MANAGED PORTFOLIO
   Class A:
     2002..................   $ 12.46    $  0.11     $   (0.37)    $  (0.26)
     2001..................     10.06       0.30          2.40         2.70
     2000..................     10.39       0.46         (0.33)        0.13
     1999..................     12.15       0.47         (1.25)       (0.78)
     1998..................     14.05       0.44         (1.00)       (0.56)
     1997..................     13.33       0.48          1.91         2.39
   Class I:
     2002..................   $ 12.49    $  0.17     $   (0.37)    $  (0.20)
     2001..................     10.08       0.40          2.41         2.81
     2000..................     10.41       0.53         (0.33)        0.20
     1999..................     12.13       0.49         (1.21)       (0.72)
     1998..................     14.21       0.34         (1.16)       (0.82)
 MONEY MARKET PORTFOLIO
   Class A:
     2002..................   $  1.00    $    --(4)  $      --     $     --
     2001..................      1.00       0.04            --         0.04
     2000..................      1.00       0.04            --         0.04
     1999..................      1.00       0.03            --         0.03
     1998..................      1.00       0.04            --         0.04
     1997..................      1.00       0.03(4)         --         0.03
   Class I:
     2002..................   $  1.00    $  0.01(4)  $      --     $   0.01
     2001..................      1.00       0.05            --         0.05
     2000..................      1.00       0.04(4)         --         0.04
     1999..................      1.00       0.03(4)         --         0.03
     1998..................      1.00       0.02            --         0.02
 BLUE CHIP PORTFOLIO
   Class A:
     2002..................   $ 41.06    $  0.04     $   (3.28)    $  (3.24)
     2001..................     47.32       0.02         (5.37)       (5.35)
     2000..................     46.89       0.06          1.00         1.06
     1999..................     41.27       0.13          5.82         5.95
     1998..................     37.20       0.18          4.08         4.26
     1997..................     26.26       0.16         11.22        11.38
   Class I:
     2002..................   $ 41.42    $  0.22     $   (3.29)    $  (3.07)
     2001..................     47.70       0.42         (5.37)       (4.95)
     2000..................     47.13       0.43          1.04         1.47
     1999..................     41.37       0.38          5.84         6.22
     1998..................     36.77       0.29          4.51         4.80

                                                  LESS DISTRIBUTIONS
                             ------------------------------------------------------------

                             DIVIDENDS
                              FROM NET   DISTRIBUTIONS   DISTRIBUTIONS IN
                             INVESTMENT      FROM           EXCESS OF           TOTAL
                               INCOME    CAPITAL GAINS  NET REALIZED GAINS  DISTRIBUTIONS
                             ----------  -------------  ------------------  -------------
 MANAGED PORTFOLIO
   Class A:
     2002..................   $  (0.11)    $      --       $         --       $   (0.11)
     2001..................      (0.30)           --                 --           (0.30)
     2000..................      (0.46)           --                 --           (0.46)
     1999..................      (0.47)           --              (0.51)          (0.98)
     1998..................      (0.44)        (0.90)                --           (1.34)
     1997..................      (0.46)        (1.21)                --           (1.67)
   Class I:
     2002..................   $  (0.16)    $      --       $         --       $   (0.16)
     2001..................      (0.40)           --                 --           (0.40)
     2000..................      (0.53)           --                 --           (0.53)
     1999..................      (0.49)           --              (0.51)          (1.00)
     1998..................      (0.36)        (0.90)                --           (1.26)
 MONEY MARKET PORTFOLIO
   Class A:
     2002..................   $     --     $      --       $         --       $      --
     2001..................      (0.04)           --                 --           (0.04)
     2000..................      (0.04)           --                 --           (0.04)
     1999..................      (0.03)           --                 --           (0.03)
     1998..................      (0.04)           --                 --           (0.04)
     1997..................      (0.03)           --                 --           (0.03)
   Class I:
     2002..................   $  (0.01)    $      --       $         --       $   (0.01)
     2001..................      (0.05)           --                 --           (0.05)
     2000..................      (0.04)           --                 --           (0.04)
     1999..................      (0.03)           --                 --           (0.03)
     1998..................      (0.02)           --                 --           (0.02)
 BLUE CHIP PORTFOLIO
   Class A:
     2002..................   $  (0.04)    $      --       $         --       $   (0.04)
     2001..................      (0.01)        (0.90)                --           (0.91)
     2000..................      (0.11)        (0.52)                --           (0.63)
     1999..................      (0.16)        (0.05)             (0.12)          (0.33)
     1998..................      (0.16)        (0.03)                --           (0.19)
     1997..................      (0.14)        (0.30)                --           (0.44)
   Class I:
     2002..................   $  (0.43)    $      --       $         --       $   (0.43)
     2001..................      (0.43)        (0.90)                --           (1.33)
     2000..................      (0.38)        (0.52)                --           (0.90)
     1999..................      (0.29)        (0.05)             (0.12)          (0.46)
     1998..................      (0.17)        (0.03)                --           (0.20)


                                                TOTAL
                                              INVESTMENT
                               NET ASSET     RETURN BASED
                                VALUE AT          ON
                                  END         NET ASSET
                               OF PERIOD      VALUE (1)
                             --------------  ------------
 MANAGED PORTFOLIO
   Class A:
     2002..................    $   12.09           (2.04)%
     2001..................        12.46           27.00%
     2000..................        10.06            1.42%
     1999..................        10.39           (6.26)%
     1998..................        12.15           (4.54)%
     1997..................        14.05           17.88%
   Class I:
     2002..................    $   12.13           (1.56)%
     2001..................        12.49           28.13%
     2000..................        10.08            2.10%
     1999..................        10.41           (5.75)%
     1998..................        12.13           (6.31)%(3)
 MONEY MARKET PORTFOLIO
   Class A:
     2002..................    $    1.00            0.44%
     2001..................         1.00            3.82%
     2000..................         1.00            4.12%
     1999..................         1.00            3.19%
     1998..................         1.00            3.65%
     1997..................         1.00            3.51%
   Class I:
     2002..................    $    1.00            0.85%
     2001..................         1.00            4.61%
     2000..................         1.00            4.36%
     1999..................         1.00            3.16%
     1998..................         1.00            2.47%(3)
 BLUE CHIP PORTFOLIO
   Class A:
     2002..................    $   37.78           (7.88)%
     2001..................        41.06          -11.45%
     2000..................        47.32            2.21%
     1999..................        46.89           14.51%
     1998..................        41.27           11.49%
     1997..................        37.20           43.77%
   Class I:
     2002..................    $   37.92           (7.45)%
     2001..................        41.42          -10.56%
     2000..................        47.70            3.05%
     1999..................        47.13           15.18%
     1998..................        41.37           13.14%(3)

                                                        RATIOS/SUPPLEMENTAL DATA
                             ------------------------------------------------------------------------------
                                                                                  RATIO OF NET
                                                 RATIO OF        RATIO OF NET      INVESTMENT
                             NET ASSETS AT   TOTAL EXPENSES TO    EXPENSES TO       INCOME TO     PORTFOLIO
                             END OF PERIOD        AVERAGE           AVERAGE          AVERAGE      TURNOVER
                             (IN THOUSANDS)   NET ASSETS (2)    NET ASSETS (2)   NET ASSETS (2)   RATE (2)
                             --------------  -----------------  ---------------  ---------------  ---------
 MANAGED PORTFOLIO
   Class A:
     2002..................    $   34,490             1.85%             1.84%            1.89%         11%
     2001..................        35,847             1.89%             1.88%            2.54%         50%
     2000..................        29,443             1.97%             1.96%            4.47%         70%
     1999..................        38,012             1.95%             1.95%            4.30%         67%
     1998..................        43,602             1.83%             1.83%            3.33%         66%
     1997..................        40,994             1.95%             1.95%            3.48%         74%
   Class I:
     2002..................    $    3,558             0.90%             0.89%            2.84%         11%
     2001..................         3,544             0.94%             0.93%            3.46%         50%
     2000..................         2,465             1.30%             1.29%            5.14%         70%
     1999..................         2,931             1.47%             1.47%            4.78%         67%
     1998..................         2,762             1.03%(3)          1.03%(3)         2.30%(3)      66%(3)
 MONEY MARKET PORTFOLIO
   Class A:
     2002..................    $    3,270             1.75%             1.70%            0.88%          0%
     2001..................         3,614             1.74%             1.73%            3.82%          0%
     2000..................         3,928             1.73%             1.71%            4.03%          0%
     1999..................         3,467             1.91%             1.89%            3.13%          0%
     1998..................         2,574             1.95%             1.95%            3.57%          0%
     1997..................         2,466             2.28%             2.00%            3.46%          0%
   Class I:
     2002..................    $    1,077             0.93%             0.87%            1.66%          0%
     2001..................           983             0.97%             0.95%            4.47%          0%
     2000..................           730             1.73%             1.47%            4.48%          0%
     1999..................           735             2.22%             1.97%            3.07%          0%
     1998..................           627             1.29%(3)          1.29%(3)         2.37%(3)       0%(3)
 BLUE CHIP PORTFOLIO
   Class A:
     2002..................    $   48,927             1.51%             1.50%            0.21%          0%
     2001..................        52,670             1.49%             1.48%            0.05%          0%
     2000..................        60,701             1.50%             1.49%            0.12%         18%
     1999..................        55,045             1.52%             1.52%            0.30%          7%
     1998..................        43,418             1.55%             1.55%            0.49%          3%
     1997..................        29,863             1.74%             1.74%            0.49%          0%
   Class I:
     2002..................    $    5,459             0.50%             0.50%            1.22%          0%
     2001..................         5,640             0.52%             0.51%            1.01%          0%
     2000..................         5,902             0.69%             0.69%            0.93%         18%
     1999..................         5,601             0.94%             0.94%            0.88%          7%
     1998..................         3,613             0.76%(3)          0.76%(3)         0.51%(3)       3%(3)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

    (1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge is not reflected in the calculation of total investment return.

    (2) Computed on an annualized basis, unless otherwise indicated.

    (3) Period from December 1, 1997 (date Class I operations commenced) through July 31, 1998. Ratios presented have not been annualized.

    (4) Without the Manager's voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following funds would have had per share net investment income as shown:

                                                       PER SHARE
                                                     NET INVESTMENT    AMOUNT
                                               YEAR      INCOME      REIMBURSED
                                               ----  --------------  ----------
          HIGH YIELD BOND PORTFOLIO
            Class A                            2000      $0.66         $2,521
                                               1997       0.69          8,681
          MONEY MARKET PORTFOLIO
            Class A                            2002      $0.00         $  709
                                               1997       0.03          7,255

            Class I                            2002      $0.01         $  228
                                               2000       0.04          1,701
                                               1999       0.03          1,724

    Without rounding, net investment income and dividends from net investment income for the class A shares of the Money Market Portfolio equals $0.0044 per share.